Average Annual Total Returns - Class A C I R R6 T and W Shares - Voya SmallCap Opportunities Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Russell 2000® Growth Index 1 Yr		Class A Russell 2000® Growth Index 5 Yrs		Class A Russell 2000® Growth Index 10 Yrs		Class A Russell 2000® Growth Index Since Inception	Class A Russell 2000® Index 1 Yr		Class A Russell 2000® Index 5 Yrs		Class A Russell 2000® Index 10 Yrs		Class A Russell 2000® Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Russell 2000® Growth Index 1 Yr		Class C Russell 2000® Growth Index 5 Yrs		Class C Russell 2000® Growth Index 10 Yrs		Class C Russell 2000® Growth Index Since Inception	Class C Russell 2000® Index 1 Yr		Class C Russell 2000® Index 5 Yrs		Class C Russell 2000® Index 10 Yrs		Class C Russell 2000® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 2000® Growth Index 1 Yr		Class I Russell 2000® Growth Index 5 Yrs		Class I Russell 2000® Growth Index 10 Yrs		Class I Russell 2000® Growth Index Since Inception	Class I Russell 2000® Index 1 Yr		Class I Russell 2000® Index 5 Yrs		Class I Russell 2000® Index 10 Yrs		Class I Russell 2000® Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Russell 2000® Growth Index 1 Yr		Class R Russell 2000® Growth Index 5 Yrs		Class R Russell 2000® Growth Index 10 Yrs	Class R Russell 2000® Growth Index Since Inception		Class R Russell 2000® Index 1 Yr		Class R Russell 2000® Index 5 Yrs		Class R Russell 2000® Index 10 Yrs	Class R Russell 2000® Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 2000® Growth Index 1 Yr		Class R6 Russell 2000® Growth Index 5 Yrs		Class R6 Russell 2000® Growth Index 10 Yrs		Class R6 Russell 2000® Growth Index Since Inception	Class R6 Russell 2000® Index 1 Yr		Class R6 Russell 2000® Index 5 Yrs		Class R6 Russell 2000® Index 10 Yrs		Class R6 Russell 2000® Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Russell 2000® Growth Index 1 Yr		Class W Russell 2000® Growth Index 5 Yrs		Class W Russell 2000® Growth Index 10 Yrs		Class W Russell 2000® Growth Index Since Inception	Class W Russell 2000® Index 1 Yr		Class W Russell 2000® Index 5 Yrs		Class W Russell 2000® Index 10 Yrs		Class W Russell 2000® Index Since Inception
Total	18.74%	10.46%	10.39%		Jun. 05, 2095	18.74%	8.53%	8.80%		10.61%	7.55%	8.27%		34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	24.07%	10.93%	10.21%		Jun. 05, 2095	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	26.42%	12.13%	11.42%		Apr. 01, 2099	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	25.69%	11.50%		12.46%	Aug. 05, 2011	34.63%	[1]	16.36%	[1]	[1]	15.29%	[1]	19.96%	[1]	13.26%	[1]	[1]	12.98%	[1]	26.65%	12.28%	11.52%		May 31, 2013	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	26.35%	12.07%	11.34%		Dec. 17, 2007	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.